Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) (Huale Group Co.Limited) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 322,457	$ 80,270
Due to related parties	880,555	195,214	131,041
Huang Xiansheng [Member]
Due from related parties		$ 25,837
Relationship	Minority shareholder of Shenzhen Yeller	Minority shareholder of Shenzhen Yeller
Shenzhen Huashengchuang Investment Development Co., Ltd [Member]
Due from related parties	$ 282,954
Relationship	Company owned by President of the Company
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties	$ 39,503	$ 54,433
Relationship	Company owned by President of the Company	Company owned by President of the Company
Huang Yusheng [Member]
Due to related parties	$ 880,555	$ 137,791	$ 79,717
Relationship	President of the Company	President of the Company
Huale Group Co., Ltd ("HGL") [Member]
Due from related parties	$ 445,585	$ 162,054
Huale Group Co., Ltd ("HGL") [Member] | Huang Xiansheng [Member]
Due from related parties		25,837
Relationship	Minority shareholder of Shenzhen Yeller
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Huashengchuang Investment Development Co., Ltd [Member]
Due from related parties	$ 282,956
Relationship	Company owned by President of the Company
Huale Group Co., Ltd ("HGL") [Member] | Huale Acoustics Limited [Member]
Due from related parties	$ 123,126	81,784
Relationship	Ultimate Holding Company
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties	$ 39,503	54,433
Relationship	Company owned by President of the Company
Huale Group Co., Ltd ("HGL") [Member] | Huang Yusheng [Member]
Due from related parties	$ 791,283	$ 105,942
Relationship	Sole director of the Company